2. Investment securities, Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Estimated Fair Value	$ 297,890	$ 297,823
Mortgage-backed securities
Estimated Fair Value	123,977	148,024
Level 1 valuation	0	0
Level 2 valuation	123,977	148,024
Level 3 valuation	0	0
U.S. Government sponsored enterprises
Estimated Fair Value	22,143	18,837
Level 1 valuation	0	0
Level 2 valuation	22,143	18,837
Level 3 valuation	0	0
State and political subdivisions
Estimated Fair Value	145,368	125,658
Level 1 valuation	0	0
Level 2 valuation	145,368	125,658
Level 3 valuation	0	0
Corporate bonds
Estimated Fair Value	3,463	2,586
Level 1 valuation	0	0
Level 2 valuation	3,463	2,586
Level 3 valuation	0	0
Trust preferred securities
Estimated Fair Value	1,250	1,250
Level 1 valuation	0	0
Level 2 valuation	0	0
Level 3 valuation	1,250	1,250
Equity securities
Estimated Fair Value	1,689	1,468
Level 1 valuation	1,689	1,468
Level 2 valuation	0	0
Level 3 valuation	$ 0	$ 0